                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4096

                           MFS MUNICIPAL SERIES TRUST
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

                        Date of fiscal year end: March 31

             Date of reporting period: July 1, 2008 - June 30, 2009

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04096
Reporting Period: 07/01/2008 - 06/30/2009
MFS Municipal Series Trust









======================= MFS ALABAMA MUNICIPAL BOND FUND ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= MFS ARKANSAS MUNICIPAL BOND FUND =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== MFS CALIFORNIA MUNICIPAL BOND FUND ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= MFS FLORIDA MUNICIPAL BOND FUND ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= MFS GEORGIA MUNICIPAL BOND FUND ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= MFS MARYLAND MUNICIPAL BOND FUND =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== MFS MASSACHUSETTS MUNICIPAL BOND FUND =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== MFS MISSISSIPPI MUNICIPAL BOND FUND ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================== MFS MUNICIPAL INCOME FUND ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= MFS NEW YORK MUNICIPAL BOND FUND =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== MFS NORTH CAROLINA MUNICIPAL BOND FUND ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== MFS PENNSYLVANIA MUNICIPAL BOND FUND =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== MFS SOUTH CAROLINA MUNICIPAL BOND FUND ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== MFS TENNESSEE MUNICIPAL BOND FUND =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= MFS VIRGINIA MUNICIPAL BOND FUND =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== MFS WEST VIRGINIA MUNICIPAL BOND FUND =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST

By (Signature and Title)  MARIA F. DWYER*
                          -------------------------------------------
                          Maria F. Dwyer, Principal Executive Officer

Date:  August 26, 2009

*By (Signature and Title) /s/ Susan S. Newton
                          --------------------------------------------
                          Susan S. Newton, as attorney-in-fact

* Executed by Susan S. Newton on behalf of Maria F. Dwyer pursuant to a Power of Attorney dated October 27, 2008. (1)

(1) Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-3327) Post-Effective Amendment No. 42 filed with the SEC via EDGAR on June 25, 2009.